Note 12 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity (Restricted Stock [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Note 12 - Stock Option and Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding	48,073	289,795	101,446
Outstanding (in Dollars per share)	$ 2.50	$ 1.92	$ 7.57
Number of Restricted Shares - Granted		1,029,113	332,155
Weighted-Average Grant Date Fair Value - Granted (in Dollars per share)	$ 0	$ 0.31	$ 1.46
Number of Restricted Shares - Forfeited/cancelled	(21,798)	(131,216)	(33,550)
Weighted-Average Grant Date Fair Value - Forfeited/cancelled (in Dollars per share)	$ 2.46	$ 1.68	$ 4.61
Number of Restricted Shares - Released/vested	(9,386)	(1,139,619)	(110,256)
Weighted-Average Grant Date Fair Value - Released/vested (in Dollars per share)	$ 2.74	$ 0.47	$ 4.91
Outstanding	16,889	48,073	289,795
Outstanding (in Dollars per share)	$ 2.43	$ 2.50	$ 1.92